Debt (Details) - SEK (kr) kr in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Debt	kr 317,619	kr 304,633
Skr
Disclosure of detailed information about borrowings [line items]
Debt	24,882	24,599
USD
Disclosure of detailed information about borrowings [line items]
Debt	183,639	166,687
EUR
Disclosure of detailed information about borrowings [line items]
Debt	83,386	84,653
AUD
Disclosure of detailed information about borrowings [line items]
Debt	12,623	12,119
GBP
Disclosure of detailed information about borrowings [line items]
Debt	4,236	7,899
CHF
Disclosure of detailed information about borrowings [line items]
Debt	4,281	4,188
Other currencies
Disclosure of detailed information about borrowings [line items]
Debt	4,573	4,487
Currency-related contracts
Disclosure of detailed information about borrowings [line items]
Debt	2,557	3,777
Interest rate-related contracts
Disclosure of detailed information about borrowings [line items]
Debt	314,962	300,759
Contracts related to commodities, credit risk, etc.
Disclosure of detailed information about borrowings [line items]
Debt	kr 99	kr 97